Share-Based Compensation (Tables) - BETTER THERAPEUTICS OPCO [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of stock option activity	Stock option activity under the Plans for the periods presented is as follows:

	Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of December 31, 2020	215,625	$0.47	9.6	—
Authorized	—	—
Granted	687,150	$10.61
Exercised	—	—
Forfeited	—	—

Balance as of September 30, 2021	902,775	$8.19	9.36	$545

Stock option activity under the Plans for the periods presented is as follows:

Options Outstanding
	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance as of August 14, 2020	—	$—
Authorized	—	—
Granted	215,625	0.47
Exercised	—	—
Forfeited	—	—

Balance as of December 31, 2020	215,625	$0.47	9.6	—

Schedule of Share based payment award stock options valuation assumptions
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Nine Months Ended September 30, 2021
Expected Term (Years)	6.04
Expected Volatility	43%
Risk-free interest rate	1.04%
Dividend Yield	—

The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2020
Expected Term (Years)	6.08
Expected Volatility	45%
Risk-free interest rate	0.41%
Dividend Yield	—

Summary of Equity based compensation expense in the statement of operations
Equity-based compensation expense in the statement of operations is summarized as follows:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Cost of Revenue	$1	$2
Research and development	41	89
General and administrative	43	101

Total equity-based compensation expense	$85	$192

Equity-based compensation expense in the statement of operations is summarized as follows:

	Year Ended December 31,
	2020	2019
Cost of Revenue	$3	$1
Research and development	102	43
General and administrative	128	40

Total equity-based compensation expense	$233	$84

Schedule Of Share based compensation Profit interest units Activity	Prior to the conversion, no distributions were made to the holders of the profits interest units.

	Profits Interest Units Outstanding Units
	Profits Interest Units Available for Grant	Subject to Profits Interest Units Outstanding	Weighted- Average Grant Date Fair Value
Balance as of December 31, 2018	679,000	780,710	0.25
Granted	(373,961)	373,961	0.32
Exercised	—	(271,229)	0.25
Forfeited	44,454	(44,454)	0.24

Balance as of December 31, 2019	349,493	838,988	$0.30

Schedule of share based payment award profit interest units valuation assumptions
The Black-Scholes option pricing model assumptions used in evaluating our awards to employees are as follows:

Year Ended December 31, 2019
Expected Term (Years)	3.50
Expected Volatility	50%
Risk-free interest rate	2.45%
Dividend Yield	—